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                             UNITED STATES                 OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION   -------------------------
                         Washington, D.C. 20549        OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                                                       Estimated average burden
                                                       hours per response......1
                                                       -------------------------


                               FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

        Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         PaineWebber Master Series, Inc.
         1285 Avenue of the Americas
         New York, NY 10019

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

         PaineWebber Money Market Fund
         (Class A, B and C shares)

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    3.   Investment Company Act File Number:

            811-4448

         Securities Act File Number:

            33-2524

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    4(a).   Last day of fiscal year for which this Form is filed:

               February 28, 1998

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    4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c)    |_|   Check box if this is the last time the  issuer  will be filing this Form.

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


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     5.  Calculation of registration fee:

         (i)  Aggregate    sale    price   of                      $  76,531,943
              securities   sold   during  the                      -------------
              fiscal year pursuant to section
              24(f)  (NOTE:   Sales  to  unit
              investment    trusts   excluded
              under Instruction C.3):

        (ii)  Aggregate price of securities      $  294,697,145
              redeemed or repurchased during     --------------
              the fiscal year (NOTE:
              Redemptions from unit
              investment trusts excluded
              under Instruction C.3):


        (iii) Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 1, 1995
              that were not previously used
              to reduce registration fees        $   20,388,584
              payable to the Commission:         --------------


        (iv)  Total available redemption credits [add Items
              5(ii) and 5(iii)]:                                  -$ 315,085,729
                                                                   -------------
        (v)   Net sales - if item 5(i) is
              greater than Item 5(iv)
              [subtract item 5(iv) from Item                       $           0
              5(i)]:                                               -------------


    ---------------------------------------------------------------
        (vi)  Redemption credits available
              for use in future years -- if
              Item 5(i) is less than Item        $( 238,553,786)
              5(iv) [subtract Item 5(iv) from      ------------
              Item 5(i)]:
    ---------------------------------------------------------------

        (vii) Multiplier for determining
              registration fee (See                               =$    0.000295
              Instruction C.9):                                    -------------

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                       =$           0
                                                                   -------------
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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 215,471,370. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0__.

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    7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                  + $          0
                                                                    ------------
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     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                  = $          0
                                                                    ============
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



     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                            |_|   Wire Transfer

                            |_|   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Barney A. Taglialatela
                              --------------------------------------

                              Barney A. Taglialatela
                              --------------------------------------

                              Vice President and Assistant Treasurer
                              --------------------------------------

Date: May 27, 1998
      ------------

 *Please print the name and title of the signing officer below the signature.